FINANCIAL RISK MANAGEMENT (Changes in Fair Value) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	$ 1,432,536
Financial assets, at fair value ending balance	2,265,461
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	27,821
Financial assets, at fair value ending balance	44,017
Guarantee fund companies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	3,263
Disinvestment	(74)
Interest accrued	0
Changes in fair value	2,158
Reclassifications	0
Net foreign exchange gain	2,493
Financial assets, at fair value ending balance	2,854
Non - U.S. government securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	7,863
Disinvestment	(2,237)
Interest accrued	(1,578)
Changes in fair value	875
Reclassifications	36,240
Net foreign exchange gain	0
Financial assets, at fair value ending balance	41,163
U.S. government and corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Financial assets, at fair value beginning balance	16,695
Disinvestment	(12,502)
Interest accrued
Changes in fair value	(339)
Reclassifications
Net foreign exchange gain	3,854
Financial assets, at fair value ending balance	$ 0